Listing Related Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Listing Related Expenses Explanatory [Abstract]
Transaction costs		$ 3,366	$ 4,832